As filed with the Securities and Exchange Commission on April 22, 2021.

Registration Statement File No. 333-229670

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

☒    UNDER THE SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No.

☒   Post-Effective Amendment No. _3_

and/or

REGISTRATION STATEMENT

☒     UNDER THE INVESTMENT COMPANY ACT OF 1940

☒     Amendment No. 225

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2021 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 1 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 223 was filed under the Investment Company Act of 1940 on January 26, 2021 (collectively, the “Amendments”), and pursuant to Rule 485(a)(1) would have become effective on March 26, 2021. Post-Effective Amendment No. 2 and Amendment No. 224 were filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 23, 2021 as the new date upon which the Amendments shall become effective. This Post-Effective Amendment No. 3 and Amendment No. 225 are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 1, 2021 as the new date upon which the Amendments shall become effective.

PARTS A, B, AND C

The Prospectus dated October 16, 2020, as supplemented, is incorporated into Part A of this Post-Effective Amendment No. 3 by reference to Registrant’s filings under Rule 485(b) as filed on October 2, 2020 and Rule 485(a) as filed on January 26, 2021.

The Statement of Additional Information dated October 16, 2020 is incorporated into Part B of this Post-Effective Amendment No. 3 by reference to Registrant’s filings under Rule 485(b) as filed on October 2, 2020 and Rule 485(a) as filed on January 26, 2021.

The Other Information section is incorporated into Part C of this Post-Effective Amendment No. 3 by reference to Registrant’s filing under Rule 485(a) as filed on January 26, 2021.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to Registration Statement No. 333-229670 to be signed on its behalf, duly authorized, in the town of Ellington, and the State of Connecticut on this 22nd day of April, 2021.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer
(principal executive officer)
Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons inthe capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	April 22, 2021
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	April 22, 2021
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	April 22, 2021
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	April 22, 2021
Mark T. Bertolini

KAREN H. BECHTEL *	Director	April 22, 2021
Karen H. Betchel

KATHLEEN A. CORBET *	Director	April 22, 2021
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	April 22, 2021
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	April 22, 2021
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	April 22, 2021
Jeffrey M. Leiden

LAURA J. SEN *	Director	April 22, 2021
Laura J. Sen

WILLIAM T. SPITZ *	Director	April 22, 2021
William T. Spitz

H. TODD STITZER *	Director	April 22, 2021
H. Todd Stitzer

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney